Document and Entity Information	Jun. 06, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001794905
Document Type	8-K
Document Period End Date	Jun. 06, 2023
Entity Registrant Name	Cyxtera Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39496
Entity Tax Identification Number	84-3743013
Entity Address, Address Line One	2333 Ponce de Leon Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	537-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	CYXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false